NOTE 17 - SUBSEQUENT EVENTS (Details) - USD ($)			1 Months Ended	12 Months Ended
	Oct. 06, 2016	Aug. 03, 2016	Jul. 31, 2016	May 31, 2016	Aug. 01, 2016
Chief Executive Officer [Member] | Unpaid Accrued Salary Converted to Convertible Note [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount			$ 250,000
Chief Executive Officer [Member] | Related Party Advances Converted into Convertible Note [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Conversion, Original Debt, Amount			12,750
Director [Member] | Related Party Advances Converted into Convertible Note [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount			$ 210,000
Chief Executive Officer and Director [Member] | Convertible Debt [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			10.00%
Debt Instrument, Payment Terms			No payments are required until July 1, 2017, at which time all accrued interest becomes due and payable. Principal will be paid in eight equal quarterly installments, together with accrued interest, beginning on October 1, 2017.
Debt Conversion, Description			At the note holder’s election, at any time prior to payment or prepayment of the loans in full, all principal and accrued interest under the loans may be converted, in whole or in part, into the Company’s securities. Upon such an election, the holder will receive one “Unit” for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.
Debt Instrument, Convertible, Conversion Price			$ 1.07
CLS Co 2016 Note [Member] | Convertible Debt [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount		$ 150,000
Debt Instrument, Interest Rate, Stated Percentage		15.00%
Debt Instrument, Payment Terms		Commencing on November 1, 2017, principal will be payable in four equal quarterly installments, together with accrued interest.
Debt Conversion, Description		At the note holder’s election, at any time prior to payment or prepayment of the loan in full, all principal and accrued interest under the loan may be converted, in whole or in part, into the Company’s securities. Upon such an election, the holder will receive one “Unit” for each $1.07 converted, with each Unit consisting of one (1) share of common stock and a five-year warrant to purchase (1) share of common stock at a price of $1.07 per share.
Debt Instrument, Convertible, Conversion Price		$ 1.07
Amendments to Agreements with Old Main Capital [Member] | Convertible Debt [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Amendment to Security Purchase Agreement	(i) deleting the Company’s obligation to register the Company’s common stock underlying the 10% Notes and the 8% Note and (ii) reducing the aggregate amount of the 10% Notes to be issued thereunder from $555,555 to $333,333, which have already been issued
Old Main 10% Notes [Member] | Convertible Debt [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount				$ 333,332
Debt Instrument, Interest Rate, Stated Percentage				10.00%	15.00%
Debt Instrument, Payment Terms				At the earlier of September 18, 2016 or two trading days after the registration statement is declared effective, the Company must begin to redeem 1/24th of the face amount of the notes and any accrued but unpaid interest on a bi-weekly basis. Such amortization payments may be made, at our option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $0.80 or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days immediately prior to the conversion date.
Debt Instrument, Convertible, Conversion Price				$ 0.80
Old Main 10% Notes [Member] | Convertible Debt [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Face Amount	$ 333,333
Description of Amendment	(i) increasing the interest rate on the 10% Notes from 10% to 15% effective August 1, 2016, (ii) amending, effective September 1, 2016, the amortization and installment payment schedule attached to the 10% Notes to commence thirty calendar days after the date that the initial Amortization Payment (as defined in the 10% Notes) was required to be paid, (iii) giving Old Main Capital the right, in its sole discretion, to waive an Amortization Payment under the 10% Notes, provided that any Amortization Payment waived by Old Main Capital shall automatically be added to the end of the amortization and installment payment schedule, and (iv) prohibiting Old Main Capital from delivering a Notice of Conversion (as defined in the 10% Notes) to the Company at any time after a Put Notice (as defined in the Equity Purchase Agreement (as described below)) has been received by Old Main Capital from the Company and before the first trading day immediately following the closing associated with such Put Notice
Old Main 8% Note [Member] | Convertible Debt [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Payment Terms				At the earlier of September 18, 2016 or two trading days after this registration statement becomes effective, the Company must begin to redeem 1/6th of the face amount of the note and any accrued but unpaid interest on a monthly basis. Such amortization payment may be made, at its option, in cash or, subject to certain conditions, in common stock pursuant to a conversion rate equal to the lower of (a) $1.07 (post Reverse-Split) or (b) 75% of the lowest daily volume weighted average price of the common stock in the twenty consecutive trading days ending on the trading day that is immediately prior to the applicable conversion date.
Debt Instrument, Convertible, Conversion Price				$ 1.07
Old Main 8% Note [Member] | Convertible Debt [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Description of Amendment	(i) amending, effective September 1, 2016, the amortization schedule attached to the 8% Note to commence at the earlier of (a) one hundred and twenty calendar days from the date of the Amendment to Agreements or (b) the effectiveness of the registration statement filed with respect to the Equity Purchase Agreement and (ii) prohibiting Old Main Capital from delivering a Notice of Conversion (as defined in the 8% Note) to the Company at any time after a Put Notice (as defined in the Equity Purchase Agreement (as described below)) has been received by Old Main Capital from the Company and before the first trading day immediately following the closing associated with such Put Notice
Amendment to Equity Line with Old Main Capital [Member] | Subsequent Event [Member]
NOTE 17 - SUBSEQUENT EVENTS (Details) [Line Items]
Description of Amendment	(i) amending the Commitment Period (as defined in the Equity Purchase Agreement) so that it shall be 24 months from the date of execution of the Amendment to Equity Line, (ii) prohibiting the Company from delivering a subsequent Put Notice (as defined in the Equity Purchase Agreement) from the beginning of any Valuation Period (as defined in the Equity Purchase Agreement) until the fourth Trading Day (as defined in the Equity Purchase Agreement) immediately following the closing associated with the prior Put Notice, (iii) amending the beneficial ownership limitation in Section 7.2(g) of the Equity Purchase Agreement to increase the Beneficial Ownership Limitation (as defined in the Equity Purchase Agreement) to 9.99% and to remove the ability of the Selling Stockholder to increase or decrease the Beneficial Ownership Limitation, and (iv) replacing the schedules to the Equity Purchase Agreement with the schedules attached to the Amendment to Equity Line reflecting recent developments since the date the Equity Purchase Agreement was executed